ADDITIONAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2021
ADDITIONAL CASH FLOW INFORMATION
ADDITIONAL CASH FLOW INFORMATION

21.ADDITIONAL CASH FLOW INFORMATION

		December 31, 2021	December 31, 2020
		$
Grants receivable and other current assets	10	(111)	(596)
Deferred grants	10	(1,511)	1,511
Mining tax credits		(1,707)	(1,406)
Sales taxes receivable		(1,266)	(68)
Prepaid expenses		(2,553)	85
Accounts payable and accrued liabilities	9	3,901	339
Total net change in working capital		(3,247)	(135)

Items not affecting cash
Property and equipment included in accounts payable and accrued liabilities.		5,068	944
Share issue costs included in accounts payables and accrued liabilities		49	—
Shares issued for interest payment		2,697	—